Shareholder Report, Holdings (Details) - C000005549	May 31, 2026
Top10HoldingBNY MellonBNY-3379859M9
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Top10HoldingCredit AgricoleBNY-2258984Z5
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Top10HoldingU.S. Treasury NotesBNY-91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Top10HoldingU.S. Treasury BillsBNY-912797UQ8
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Top10HoldingFederal Reserve Bank of New YorkBNY-3139936Q5
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Top10HoldingFederal Home Loan BanksBNY-3130B8WK4
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Top10HoldingCitigroup Global MarketsBNY-1729912P5
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Top10HoldingState StreetBNY-3379898T7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Top10HoldingFederal Home Loan MortgageBNY-3134HCTQ2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Top10HoldingRBC Dominion SecuritiesBNY-7809793V0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Other0BNY-3130B8WK4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
0BNY-3379883N7
Holdings [Line Items]
Percent of Net Asset Value	40.00%
0BNY-3379859M9
Holdings [Line Items]
Percent of Net Asset Value	29.00%
0BNY-912797UQ8
Holdings [Line Items]
Percent of Net Asset Value	20.70%
0BNY-3130B8WK4
Holdings [Line Items]
Percent of Net Asset Value	10.00%